Retirement Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Total contributions by the Company to the retirement plan	$ 17.0	$ 16.9	$ 14.5